EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 6.3%
Digital Media - 6.3%
Alphabet, Inc. - Class A (a)	6,720	$ 915,063
Trade Desk, Inc. (The) - Class A (a)	7,469	597,744
		1,512,807
Consumer Discretionary - 17.6%
Consumer Leisure - 3.0%
Airbnb, Inc. - Class A (a)	5,460	718,263

E-Commerce - 12.8%
Amazon.com, Inc. (a)	14,795	2,041,858
MercadoLibre, Inc. (a)	593	813,810
Sea Ltd. - ADR (a)	6,188	232,854
		3,088,522
Home Improvement Retailers - 1.8%
Floor & Decor Holdings, Inc. - Class A (a)	4,470	445,659

Financials - 5.8%
Financial Services - 5.8%
Tradeweb Markets, Inc. - Class A	3,420	295,590
Visa, Inc. - Class A	4,535	1,114,159
		1,409,749
Health Care - 17.2%
Biotechnology - 5.7%
argenx SE - ADR (a)	839	421,589
Arrowhead Pharmaceuticals, Inc. (a)	12,333	340,884
Sarepta Therapeutics, Inc. (a)	5,027	608,317
		1,370,790
Medical Technology - 8.4%
Abbott Laboratories	3,500	360,150
Inspire Medical Systems, Inc. (a)	4,276	970,139
PROCEPT BioRobotics Corporation (a)	14,060	479,586
Stryker Corporation	825	233,929
		2,043,804
Pharmaceuticals - 3.1%
Ascendis Pharma A/S - ADR (a)	4,833	473,731

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 17.2% (Continued)
Pharmaceuticals - 3.1% (Continued)
Revance Therapeutics, Inc. (a)	16,292	$ 287,228
		760,959
Industrials - 9.1%
Defense IT & Services - 4.4%
Axon Enterprise, Inc. (a)	5,030	1,070,938

Mobility & Delivery Services - 4.7%
Uber Technologies, Inc. (a)	24,210	1,143,438

Technology - 42.4%
Application Software - 19.3%
HubSpot, Inc. (a)	3,155	1,724,271
Monday.com Ltd. (a)	1,775	314,956
ServiceNow, Inc. (a)	3,048	1,794,754
Workday, Inc. - Class A (a)	3,475	849,637
		4,683,618
Data & Analytics - 3.7%
MongoDB, Inc. (a)	1,051	400,746
Snowflake, Inc. - Class A (a)	3,111	487,961
		888,707
Financial Services Technology - 3.9%
nCino, Inc. (a)	28,626	940,936

Infrastructure Software - 10.7%
Datadog, Inc. - Class A (a)	5,100	492,048
Microsoft Corporation	6,412	2,101,597
		2,593,645
IT Security - 2.8%
Palo Alto Networks, Inc. (a)	2,750	669,075

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Technology - 42.4% (Continued)
Networking Equipment - 2.0%
Arista Networks, Inc. (a)	2,525	$ 492,956

Total Common Stocks (Cost $19,569,154)		$ 23,833,866

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (b) (Cost $392,948)	392,948	$ 392,948

Investments at Value - 100.0% (Cost $19,962,102)		$ 24,226,814

Liabilities in Excess of Other Assets – (0.0%) (c)		(3,369)

Net Assets - 100.0%		$ 24,223,445

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2023.
(c)	Percentage rounds to less than 0.1%.